Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0001273685
Registrant Name	ADAMAS TRUST, INC.
Registration File Number	333-290073
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES